Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends on common stock, cash paid (dollars per share)	$ 0.68	$ 0.66	$ 0.58
The Bank of New York Mellon Corporation shareholders’ equity	$ 38,037	$ 37,441
Common stock
The Bank of New York Mellon Corporation shareholders’ equity	$ 35,485	$ 35,879	$ 35,935	$ 35,346